UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VIRGINIA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

[LOGO OF USAA]
    USAA(R)

                                  USAA VIRGINIA
                                         MONEY MARKET Fund

                                   [GRAPHIC OF USAA VIRGINIA  MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Citibank, N.A., Citigroup, Inc., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Morgan Stanley, Wachovia Bank, N.A., or Wells Fargo & Co.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Freddie Mac, Merrill Lynch & Co., or National Rural Utility Corp.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., CIFG Assurance, N.A., or MBIA Insurance Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             EDA      Economic Development Authority
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             MFH      Multifamily Housing
             PCRB     Pollution Control Revenue Bond
             P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
             PUTTER   Puttable Tax-Exempt Receipts
             RB       Revenue Bond
             ROC      Reset Option Certificates

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL
   AMOUNT      SECURITY                                                               RATE          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (83.0%)

               VIRGINIA (73.5%)
  $ 2,900      Albemarle County IDA RB, Series 2004 (LOC - SunTrust Bank)             3.92%       10/01/2029     $  2,900
               Alexandria IDA RB,
    3,000         Series 2005 (INS)(LIQ)(a)                                           3.97        10/01/2030        3,000
    3,000         Series 2006 (INS)(LIQ)(a)                                           3.97        10/01/2035        3,000
    3,250      Charlottesville IDA RB, Series 2004 (LOC - U.S. Bank, N.A.)            4.01         7/01/2010        3,250
    8,750      Chesterfield County IDA PCRB, Series 1993                              4.25         8/01/2009        8,750
    7,000      Chesterfield County IDA RB, Series 1989 (LOC - Wachovia Bank, N.A.)    4.11         2/01/2008        7,000
               College Building Auth. RB,
    6,000         Series 2002A, Floater Certificates, Series 2001-721 (LIQ)(a)        3.95         9/01/2022        6,000
    6,010         Series 2006A, P-FLOAT, Series PZ-145 (LIQ)(a)                       3.96         9/01/2025        6,010
    8,240         Series 2006A, P-FLOAT, Series PZ-161 (LIQ)(a)                       3.95         9/01/2028        8,240
               Fairfax County EDA RB,
    9,000         ABN AMRO MuniTOPS Certificates Trust, Series 2003-33 (LIQ)(INS)(a)  3.94         4/01/2011        9,000
    5,000         Series 2006B (LOC - Wachovia Bank, N.A.)                            3.91        10/01/2036        5,000
    6,110      Fairfax County Sewer RB, Series 2006, PUTTER, Series 1605 (LIQ)(a)     3.95         7/15/2012        6,110
    2,575      Front Royal & Warren County Hospital Facilities IDA RB, Series 2003
                  (LOC - Branch Banking & Trust Co.)                                  3.95         5/01/2023        2,575
   19,610      Hampton Redevelopment and Housing Auth. MFH RB, Series 2005 (NBGA)     3.93        10/01/2035       19,610
    2,265      Hampton Roads Regional Jail Auth. RB, PUTTER, Series 569
                  (LIQ)(INS)(a)                                                       3.97         7/01/2012        2,265
    7,435      Hanover County IDA Residential Care Facility RB, Series 1999
                  (LOC - Branch Banking & Trust Co.)                                  3.95         7/01/2029        7,435
    4,000      Harrisonburg IDA RB, Series 2006A (LOC - Citibank, N.A.)               3.92         4/01/2036        4,000
   14,800      Harrisonburg Redevelopment and Housing Auth. RB, Series 1985,
                  P-FLOAT, Series MT323 (LIQ)(NBGA)(a)                                3.99         2/01/2026       14,800
               Henrico County EDA RB,
      265         Series 2003B (LOC - Branch Banking & Trust Co.)                     3.92         7/01/2008          265
    5,000         Series 2003B (LOC - Branch Banking & Trust Co.)                     3.92        10/01/2035        5,000
    2,950      Henrico County IDA RB, Series 1986C (NBGA)                             4.08         7/15/2016        2,950
               Norfolk Redevelopment and Housing Auth. RB,
    2,000         Series 1999 (LOC - Branch Banking & Trust Co.)                      3.95         3/01/2021        2,000
    5,000         Series 2005 (LIQ)(INS)                                              3.90         8/01/2033        5,000
    3,200         Series 2005 (LOC - Bank of America, N.A.)                           3.90         7/01/2034        3,200
    7,140      Portsmouth GO, Series 2005A, ROC Trust II-R,
                  Series 6054 (LIQ)(INS)(a)                                           3.95         4/01/2021        7,140
    6,495      Richmond IDA Educational Facilities RB,
                  Series 2002 (LOC - SunTrust Bank)                                   3.95         7/01/2022        6,495
    2,285      Rockingham County IDA Residential Care Facility RB,
                  Series 2003 (LOC - Branch Banking & Trust Co.)                      3.95        12/01/2033        2,285
    7,575      Univ. of Virginia RB, Series 2005, EAGLE Tax-Exempt Trust,
                  Series 20060017 (LIQ)(a)                                            3.96         6/01/2037        7,575
    1,750      Winchester IDA RB, Series 2005B (LOC - Branch Banking & Trust Co.)     3.95         1/01/2010        1,750
                                                                                                                 --------
                                                                                                                  162,605
                                                                                                                 --------
               PUERTO RICO (9.5%)
               Commonwealth Highway and Transportation Auth. RB,
    4,000         Series 2006A, ROC Trust II-R, Series 636CE (LIQ)
                  (LOC - Citigroup, Inc.)(a)                                          3.93         8/30/2009        4,000
    4,500         Series L, MACON Trust Variable Certificates,
                  Series 2006H (INS)(LIQ)(a)                                          3.92         7/01/2038        4,500
   12,663      Industrial, Tourist, Educational, Medical and
                  Environmental Control RB, Series 1998
                  (LOC - Banco Santander Puerto Rico)                                 4.03        10/01/2021       12,663
                                                                                                                 --------
                                                                                                                   21,163
                                                                                                                 --------
               Total Variable-Rate Demand Notes (cost: $183,768)                                                  183,768
                                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL
   AMOUNT      SECURITY                                                               RATE          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------------
               PUT BONDS (9.4%)

               VIRGINIA (8.7%)
   $3,300      Hampton IDA Hospital Facilities RB, Series 1997B                       3.57%       11/01/2011     $  3,300
    2,000      Louisa IDA PCRB, Series 1984                                           3.85        12/01/2008        2,000
               Peninsula Ports Auth. RB,
    6,500         Series 1987-A (LOC - Citibank, N.A.)                                3.50         7/01/2016        6,500
    3,500         Series 1987-A (LOC - Citibank, N.A.)                                3.55         7/01/2016        3,500
    1,370      Prince William County IDA RB, Series 1992
                  (LOC - Deutsche Bank Trust Co.)                                     3.87         9/01/2007        1,370
    2,665      Richmond IDA RB, Series 1987A (LOC - Wachovia Bank, N.A.)              3.60         8/15/2015        2,665
                                                                                                                 --------
                                                                                                                   19,335
                                                                                                                 --------
               PUERTO RICO (0.7%)
    1,500      Industrial, Medical and Environmental Pollution Control
                  Facilities Financing Auth. RB, Series 1983A                         3.55         3/01/2023        1,500
                                                                                                                 --------
               Total Put Bonds (cost: $20,835)                                                                     20,835
                                                                                                                 --------
               FIXED-RATE INSTRUMENTS (7.4%)

               VIRGINIA (4.6%)
    8,000      Norfolk IDA RB, Series 2006                                            3.55         3/06/2007        8,000
    1,500      Virginia Beach GO, Series 2002                                         5.25         3/01/2007        1,504
      665      Virginia College Building Auth. RB, Series 2006                        4.00         1/01/2007          665
                                                                                                                 --------
                                                                                                                   10,169
                                                                                                                 --------
               PUERTO RICO (2.8%)
    6,000      Electric Power Auth. RB, Series W (INS)                                7.00         7/01/2007        6,094
                                                                                                                 --------
               Total Fixed-Rate Instruments (cost: $16,263)                                                        16,263
                                                                                                                 --------

               TOTAL INVESTMENTS (COST: $220,866)                                                                $220,866
                                                                                                                 ========

4

 N O T E S
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           to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $221,341,000 at December 31, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

               USAASELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

              [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                   USAA         ----------------------------------
                                  INSURANCE o MEMBER SERVICES

48465-0207                                   (C)2007, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.